ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
Unaudited		August 31, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 86.5%
Aerospace & Defense 1.9%
Aviall, 7.625%, 7/1/11	625	658
Evergreen International Aviation, 12.00%, 5/15/10	275	296
Gencorp, 9.50%, 8/15/13	1,275	1,326
L-3 Communications, 6.375%, 10/15/15	1,025	989
Moog, 6.25%, 1/15/15	700	660
Northwest Airlines Corp., 10.00%, 2/1/09 (8)	475	224
Sequa, 9.00%, 8/1/09	500	527
TransDigm, 7.75%, 7/15/14 (1)	725	725
Vought Aircraft, 8.00%, 7/15/11	450	412
		5,817
Automotive 4.6%
Accuride, 8.50%, 2/1/15	800	750
Adesa, 7.625%, 6/15/12	650	642
Autonation, 7.00%, 4/15/14 (1)	325	319
Autonation, 7.507%, 4/15/13 (1)(2)	250	251
Commercial Vehicle Group, 8.00%, 7/1/13	200	191
Ford Motor Credit, 7.375%, 10/28/09	1,600	1,569
Ford Motor Credit, 9.875%, 8/10/11	1,475	1,536
Ford Motor Credit, 9.957%, 4/15/12 (2)	2,625	2,776
General Motors Acceptance, 6.75%, 12/1/14	675	646
General Motors Acceptance, 6.875%, 8/28/12	1,925	1,874
General Motors Acceptance, 7.75%, 1/19/10	1,250	1,268
Goodyear Tire & Rubber, 7.857%, 8/15/11	650	629
Insurance Auto Auctions, 11.00%, 4/1/13	675	670
Lear, 8.11%, 5/15/09	375	363
Tenneco Automotive, 8.625%, 11/15/14	750	748
		14,232
Beverages 0.3%
Cott Beverages, 8.00%, 12/15/11	300	305
Le*Nature's, 10.00%, 6/15/13 (1)(3)	600	627
		932
Broadcasting 2.1%
Allbritton Communications, 7.75%, 12/15/12	1,175	1,163
Canadian Satellite Radio, 12.75%, 2/15/14	375	370
Fisher Communications, 8.625%, 9/15/14	400	412
Gray Communications, 9.25%, 12/15/11	825	858
Lamar Media, 6.625%, 8/15/15	650	613
Nexstar Finance, 7.00%, 1/15/14	575	518
Nexstar Finance Holdings, 0.00%, 4/1/13 (3)	900	733
Sinclair Broadcast Group, 8.00%, 3/15/12	805	813
Sirius Satellite Radio, 9.625%, 8/1/13	800	764
XM Satellite Radio, 9.75%, 5/1/14 (1)	100	94
		6,338
Building & Real Estate 0.2%
Mobile Mini, 9.50%, 7/1/13	501	541
		541
Building Products 2.3%
Building Materials, 7.75%, 8/1/14	1,225	1,109
Collins & Aikman Floorcoverings, 9.75%, 2/15/10	875	858
Gibraltar Industries, 8.25%, 12/1/15 (1)(2)	1,325	1,303
Interface, 9.50%, 2/1/14	100	102
Interface, 10.375%, 2/1/10	800	872
Norcraft, 9.00%, 11/1/11	650	653
Norcraft Holdings Capital, 0.00%, 9/1/12 (3)	775	620
Texas Industries, 7.25%, 7/15/13	1,000	1,001
US Concrete, 8.375%, 4/1/14 (1)	450	431
		6,949
Cable Operators 1.4%
Charter Communications, 8.00%, 4/30/12 (1)	775	775
CSC Holdings, 7.25%, 7/15/08	1,135	1,148
CSC Holdings, 7.875%, 12/15/07	250	255
Kabel Deutschland, 10.625%, 7/1/14 (1)	450	481
Rainbow National Services, 8.75%, 9/1/12 (1)	225	239
Rogers Cable, 6.75%, 3/15/15	275	273
Shaw Communications, 8.25%, 4/11/10	275	289
Videotron, 6.875%, 1/15/14	775	760
		4,220
Chemicals 3.5%
Arco Chemical, 10.25%, 11/1/10	850	931
Crystal U.S. Holdings, 0.00% , 10/1/14 (3)	706	568
Crystal U.S. Holdings, 0.00%, 10/1/14 (3)	625	497
Crystal U.S. Holdings, 9.625%, 6/15/14	1,125	1,221
Equistar Chemicals, 8.75%, 2/15/09	150	155
Freeport-McMoRan, 7.00%, 2/15/08	375	375
Hercules, 6.75%, 10/15/29	400	378
Huntsman, 11.625%, 10/15/10	455	504
IMC Global, 10.875%, 6/1/08	250	267
IMC Global, 10.875%, 8/1/13	200	224
IMC Global, 11.25%, 6/1/11	75	79
Invista, 9.25%, 5/1/12 (1)	1,050	1,102
Koppers Industry, 9.875%, 10/15/13	686	743
Lyondell Chemical, 10.50%, 6/1/13	775	852
Nell AF SARL, 8.375%, 8/15/15 (1)	1,275	1,277
Rockwood Specialties, 7.50%, 11/15/14 (3)	400	392
Rockwood Specialties, 10.625%, 5/15/11	568	609
Terra Capital, 11.50%, 6/1/10	675	729
		10,903
Consumer Products 3.3%
AAC Group, 0.00%, 10/1/12 (3)	525	424
AAC Group, PIK, 12.75%, 10/1/12 (1)	450	456
Acco Brands, 7.625%, 8/15/15	650	619
American Greetings, 7.375%, 6/1/16	350	353
Chattem, 7.00%, 3/1/14	300	290
Couche-Tard, 7.50%, 12/15/13	750	760
Eastman Kodak, 7.25%, 11/15/13	1,075	1,040
FTD, 7.75%, 2/15/14	806	786
Jostens, 0.00%, 12/1/13 (3)	1,375	1,110
Jostens IH, 7.625%, 10/1/12	600	590
K2, 7.375%, 7/1/14	525	513
Pantry, 7.75%, 2/15/14	575	567
Sealy Mattress, 8.25%, 6/15/14	675	682
Simmons, 0.00% , 12/15/14 (3)	775	546
Simmons, 7.875%, 1/15/14	550	532
Stripes Acquisition, 10.625%, 12/15/13 (1)	500	528
Town Sports International, 9.625%, 4/15/11	353	372
		10,168
Container 1.3%
Ball, 6.875%, 12/15/12	50	50
BWAY, 10.00%, 10/15/10 (3)	450	471
Covalence Specialty Materials, 10.25%, 3/1/16 (1)	475	457
Graham Packaging, 8.50%, 10/15/12	175	169
Greif Brothers, 8.875%, 8/1/12	525	552
Owens Brockway Glass, 8.25%, 5/15/13	875	888
Owens Brockway Glass, 8.75%, 11/15/12	1,000	1,058
Owens Brockway Glass, 8.875%, 2/15/09	25	26
Silgan, 6.75%, 11/15/13	325	319
		3,990
Energy 7.9%
Amerigas Partners, 7.125%, 5/20/16	1,600	1,544
Amerigas Partners, 7.25%, 5/20/15	575	569
Atlas Pipeline Partners, 8.125%, 12/15/15	675	687
Chaparral Energy, 8.50%, 12/1/15	925	934
CHC Helicopter, 7.375%, 5/1/14	975	914
Chesapeake Energy, 6.375%, 6/15/15	975	924
Chesapeake Energy, 6.50%, 8/15/17	525	487
Chesapeake Energy, 6.625%, 1/15/16	800	768
Compton Petroleum Finance, 7.625%, 12/1/13	1,100	1,078
Copano Energy, 8.125%, 3/1/16	650	658
Denbury Resources, 7.50%, 4/1/13	425	429
Denbury Resources, 7.50%, 12/15/15	700	707
Dresser Rand, 7.375%, 11/1/14 (3)	876	845
El Paso Production, 7.75%, 6/1/13	1,200	1,215
Encore Acquisition, 7.25%, 12/1/17	575	562
Ferrellgas Partners, 8.75%, 6/15/12	711	736
Forest Oil, 8.00%, 12/15/11	600	620
Hanover Compressor, 7.50%, 4/15/13	450	449
Hanover Compressor, 9.00%, 6/1/14	525	558
Hilcorp Energy, 7.75%, 11/1/15 (1)	450	442
Hilcorp Energy, 10.50%, 9/1/10 (1)	800	866
Magnum Hunter Resources, 9.60%, 3/15/12	326	346
Offshore Logistics, 6.125%, 6/15/13	800	751
Petrohawk Energy, 9.125%, 7/15/13 (1)	950	967
Plains All American Pipeline, 7.75%, 10/15/12	275	302
Plains Exploration & Production, 8.75%, 7/1/12	375	394
Pride International, 7.375%, 7/15/14	100	102
Range Resources, 6.375%, 3/15/15	525	501
Range Resources, 7.375%, 7/15/13	600	603
Range Resources, 7.50%, 5/15/16	400	402
Stewart & Stevenson, 10.00%, 7/15/14 (1)	475	485
Stone Energy Corp, 8.24%, 7/15/10 (1)(2)	725	714
Superior Energy, 6.875%, 6/1/14 (1)	775	759
Swift Energy, 7.625%, 7/15/11	125	126
Swift Energy, 9.375%, 5/1/12	1,050	1,108
Universal Compression, 7.25%, 5/15/10	100	101
Williams Clayton Energy, 7.75%, 8/1/13	525	488
		24,141
Entertainment & Leisure 1.6%
AMC Entertainment, 8.00%, 3/1/14	1,025	958
AMC Entertainment, 11.00%, 2/1/16	775	843
AMF Bowling Worldwide, 10.00%, 3/1/10	600	615
Cinemark, 0.00%, 3/15/14 (3)	1,350	1,057
Cinemark USA, 9.00%, 2/1/13	525	543
Festival Fun Park, 10.875%, 4/15/14	275	271
Speedway Motorsports, 6.75%, 6/1/13	550	542
		4,829
Financial 0.6%
B.F. Saul Real Estate, 7.50%, 3/1/14	500	501
Colonial Bank, 9.375%, 6/1/11	225	256
Dollar Financial Group, 9.75%, 11/15/11	278	300
Leucadia National, 7.00%, 8/15/13	775	766
		1,823
Food/Tobacco 2.0%
Agrilink Foods, 11.875%, 11/1/08	456	464
B & G Foods, 8.00%, 10/1/11	975	994
Del Monte, 8.625%, 12/15/12	875	919
Dole Foods, 8.625%, 5/1/09 (2)	150	149
Dole Foods, 8.875%, 3/15/11	875	864
Nutro Products, 9.23%, 10/15/13 (1)(2)	400	414
Nutro Products, 10.75%, 4/5/14 (1)	725	765
Reynolds, 7.25%, 6/1/13 (1)	975	998
Reynolds, 7.625%, 6/1/16 (1)	325	338
Wornick, 10.875%, 7/15/11	350	332
		6,237
Forest Products 2.5%
Abitibi Consolidated, 5.25%, 6/20/08	425	407
Abitibi Consolidated, 8.55%, 8/1/10	350	346
Boise Cascade, 7.125%, 10/15/14	850	793
Domtar, 5.375%, 12/1/13	250	214
Domtar, 7.875%, 10/15/11	400	395
Graphic Packaging International, 8.50%, 8/15/11	675	688
Graphic Packaging International, 9.50%, 8/15/13	75	76
MDP Acquisitions, 9.625%, 10/1/12	1,400	1,466
NewPage, 10.00%, 5/1/12	75	78
NewPage, 11.739%, 5/1/12 (2)	550	600
NewPage, 12.00%, 5/1/13	425	441
Norske Skog, 7.375%, 3/1/14	600	539
Stone Container, 9.75%, 2/1/11	748	769
Stone Container Finance of Canada, 7.375%, 7/15/14	325	293
Verso Paper, 9.125%, 8/1/14 (1)	325	325
Verso Paper, 9.235%, 8/1/14 (1)(2)	150	152
		7,582
Gaming 3.5%
American Casino & Entertainment, 7.85%, 2/1/12	625	633
Chukchansi Economic Dev. Auth., 8.78%, 11/15/12 (1)(2)	400	407
Global Cash Access, 8.75%, 3/15/12	533	560
Herbst Gaming, 8.125%, 6/1/12	250	254
Majestic Star Casino, 9.75%, 1/15/11	600	589
Mandalay Resort Group, 10.25%, 8/1/07	300	311
MGM Mirage, 6.625%, 7/15/15	150	141
MGM Mirage, 8.50%, 9/15/10	1,025	1,079
MGM Mirage, 9.75%, 6/1/07	350	359
MTR Gaming Group, 9.00%, 6/1/12 (1)	200	201
Park Place Entertainment, 8.125%, 5/15/11	575	607
Penn National Gaming, 6.75%, 3/1/15	950	918
Pokagon Gaming Auth., 10.375%, 6/15/14 (1)	675	709
Poster Financial Group, 8.75%, 12/1/11	775	810
Resorts International Hotel, 11.50%, 3/15/09	125	131
Station Casinos, 6.00%, 4/1/12	100	96
Station Casinos, 6.875%, 3/1/16	350	324
Station Casinos, 7.75%, 8/15/16	1,050	1,084
Trump Entertainment Resorts, 8.50%, 6/1/15	1,025	993
Tunica-Biloxi Gaming Auth., 9.00%, 11/15/15 (1)	450	462
		10,668
Health Care 3.7%
AmerisourceBergen, 5.625%, 9/15/12	525	512
Community Health, 6.50%, 12/15/12	525	491
Concentra Operating, 9.125%, 6/1/12	450	469
Concentra Operating, 9.50%, 8/15/10	375	390
CRC Health, 10.75%, 2/1/16 (1)	500	512
Davita, 6.625%, 3/15/13	225	219
Davita, 7.25%, 3/15/15	425	418
Fisher Scientific, 6.125%, 7/1/15	875	864
Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08	325	330
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	175	179
Genesis Healthcare, 8.00%, 10/15/13	650	675
HCA, 8.75%, 9/1/10	1,250	1,259
Mylan Labs, 5.75%, 8/15/10	400	389
Omnicare, 6.75%, 12/15/13	325	313
Omnicare, 6.875%, 12/15/15	350	336
Team Health, 11.25%, 12/1/13	650	671
Triad Hospitals, 7.00%, 11/15/13	800	756
US Oncology, 9.00%, 8/15/12	650	673
Vanguard Health, 9.00%, 10/1/14	625	609
Ventas Realty, 6.50%, 6/1/16	450	444
Ventas Realty, 6.75%, 6/1/10	300	305
VWR International, 8.00%, 4/15/14	200	198
Warner Chilcott, 8.75%, 2/1/15 (3)	400	400
		11,412
Information Technology 4.2%
Celestica, 7.875%, 7/1/11	600	599
Flextronics, 6.25%, 11/15/14	475	456
Freescale Semiconductor, 6.875%, 7/15/11	350	357
Freescale Semiconductor, 7.125%, 7/15/14	650	668
Lucent Technologies, 6.50%, 1/15/28	900	758
Nortel Networks, 9.73%, 7/15/11 (1)(2)	1,000	1,008
Serena Software, 10.375%, 3/15/16 (1)	300	305
Spansion, 11.25%, 1/15/16 (1)	500	508
SS&C Technologies, 11.75%, 12/1/13 (1)	250	261
STATS ChipPAC, 6.75%, 11/15/11	450	433
STATS ChipPAC, 7.50%, 7/19/10	350	350
SunGard, 9.125%, 8/15/13	1,224	1,265
Telex Communications, 11.50%, 10/15/08	650	687
UGS, 10.00%, 6/1/12	775	835
UGS Capital Corp. II, 10.38%, 6/1/11 (1)(2)	1,225	1,223
Unisys, 6.875%, 3/15/10	325	303
Unisys, 7.875%, 4/1/08	400	400
Unisys, 8.00%, 10/15/12	200	185
Xerox, 6.40%, 3/15/16	700	690
Xerox, 6.75%, 2/1/17	1,125	1,133
Xerox, 7.625%, 6/15/13	450	469
		12,893
Lodging 1.7%
Felcor Lodging, 8.50%, 6/1/11 (3)	50	53
Felcor Lodging, 9.57%, 6/1/11 (2)	275	284
Host Marriott, 6.75%, 6/1/16	2,400	2,340
Host Marriott, 7.125%, 11/1/13	375	380
Host Marriott, 9.25%, 10/1/07	355	367
Host Marriott, 9.50%, 1/15/07	1,735	1,756
		5,180
Manufacturing 3.0%
Bombardier, 6.30%, 5/1/14 (1)	500	445
Bombardier, 6.75%, 5/1/12 (1)	1,650	1,557
Case New Holland, 9.25%, 8/1/11	675	715
Columbus McKinnon, 8.875%, 11/1/13	975	994
General Cable, 9.50%, 11/15/10	775	825
Hawk, 8.75%, 11/1/14	625	619
Invensys, 9.875%, 3/15/11 (1)	796	861
JLG Industries, 8.375%, 6/15/12	725	754
RBS Global, 9.50%, 8/1/14 (1)	1,450	1,461
Superior Essex, 9.00%, 4/15/12	450	458
Terex, 7.375%, 1/15/14	250	251
The Manitowoc Company, 7.125%, 11/1/13	150	147
		9,087
Metals & Mining 2.3%
Alpha Natural Resources, 10.00%, 6/1/12 (3)	650	700
Arch Western Finance, 6.75%, 7/1/13 (3)	600	582
Century Alumunium, 7.50%, 8/15/14	600	598
Earle M. Jorgensen, 9.75%, 6/1/12	1,000	1,065
Foundation Coal Holdings, 7.25%, 8/1/14	850	827
Gerdau Ameristeel, 10.375%, 7/15/11	525	567
Indalex Holding, 11.50%, 2/1/14 (1)	600	639
Massey Energy, 6.625%, 11/15/10	500	494
Massey Energy, 6.875%, 12/15/13	125	116
Metals USA, 11.125%, 12/1/15 (1)	300	330
Neenah Foundry, 11.00%, 9/30/10 (1)	425	459
Novelis, 8.25%, 2/15/15 (1) (3)	625	595
Russel Metals, 6.375%, 3/1/14	75	70
		7,042
Other Telecommunications 4.1%
Broadview Networks, 11.375%, 9/1/12 (1)	375	381
Citizens Communications, 6.25%, 1/15/13	400	386
Citizens Communications, 9.00%, 8/15/31	750	792
Level 3 Financing, 10.75%, 10/15/11	925	964
Nordic Telephone, 8.25%, 5/1/16 (EUR)(1)	300	405
Nordic Telephone, 8.875%, 5/1/16 (1)	2,150	2,247
Qwest, 7.50%, 10/1/14 (1)	1,375	1,401
Qwest, 7.875%, 9/1/11	1,300	1,357
Qwest, 8.579%, 6/15/13 (2)	300	323
Qwest, 8.875%, 3/15/12 (3)	700	758
US LEC, 13.62%, 10/1/09 (2)	1,125	1,190
Valor Telecommunications, 7.75%, 2/15/15	425	449
Windstream, 8.625%, 8/1/16 (1)	1,725	1,831
		12,484
Publishing 4.6%
Advanstar, 10.75%, 8/15/10	1,000	1,080
Advanstar, 15.00%, 10/15/11 (3)	400	417
Affinity Group, 9.00%, 2/15/12	525	526
Affinity Group, PIK, 10.875%, 2/15/12	445	416
CanWest Media, 8.00%, 9/15/12	825	802
Dex Media East, 9.875%, 11/15/09	250	264
Dex Media East, 12.125%, 11/15/12	523	584
Dex Media West, 9.875%, 8/15/13	700	752
Haights Cross Communications, 0.00%, 8/15/11 (3)	350	210
Haights Cross Operating, 11.75%, 8/15/11	725	747
Houghton Mifflin, 8.25%, 2/1/11	625	636
Lighthouse International, 8.00%, 4/30/14 (EUR)(1)	700	970
MediaNews Group, 6.375%, 4/1/14	50	44
MediaNews Group, 6.875%, 10/1/13	775	711
Morris Publishing, 7.00%, 8/1/13	925	880
R.H. Donnelley Finance, 8.875%, 1/15/16	2,900	2,853
R.H. Donnelley Finance, 10.875%, 12/15/12	2,050	2,245
		14,137
Restaurants 0.6%
O' Charleys, 9.00%, 11/1/13	625	641
Real Mex Restaurants, 10.25%, 4/1/10 (3)	400	417
Restaurant, 10.00%, 10/1/13	775	695
		1,753
Retail 1.6%
Gregg Appliances, 9.00%, 2/1/13	425	382
GSC Holdings, 8.00%, 10/1/12	2,025	2,076
Leslies Poolmart, 7.75%, 2/1/13	775	760
Nebraska Book, 8.625%, 3/15/12	950	874
Rafaella Apparel Group, 11.25%, 6/15/11 (1)	775	748
		4,840
Satellites 1.6%
DIRECTV Holdings, 6.375%, 6/15/15	1,975	1,847
DIRECTV Holdings, 8.375%, 3/15/13	150	157
Echostar DBS, 6.625%, 10/1/14	775	745
Intelsat, Zeus Special, 0.00%, 2/1/15 (1)(3)	300	206
Intelsat Subsidiary Holding, 8.25%, 1/15/13 (2)	450	450
Intelsat Subsidiary Holding, 10.484%, 1/15/12 (2)	725	736
Panamsat, 9.00%, 8/15/14	850	865
		5,006
Services 4.6%
Allied Waste, 9.25%, 9/1/12	1,292	1,382
Avis Budget Car Rent, 7.625%, 5/15/14 (1)	200	189
Avis Budget Car Rent, 7.905%, 5/15/14 (1)(2)	175	166
Brickman Group, 11.75%, 12/15/09	875	936
Casella Waste, 9.75%, 2/1/13	1,275	1,336
Dycom Investment, 8.125%, 10/15/15	600	606
Education Management, 10.25%, 6/1/16 (1)	1,450	1,436
FTI Consulting, 7.625%, 6/15/13	675	680
H&E Equipment Services, 8.375%, 7/15/16 (1)	750	761
Hertz, 8.875%, 1/1/14 (1)	750	780
Hertz, 10.50%, 1/1/16 (1)	675	732
Ikon Office Solutions, 7.75%, 9/15/15	700	709
Interline Brands, 8.125%, 6/15/14	375	378
iPayment, 9.75%, 5/15/14 (1)	950	962
Mac-Gray, 7.625%, 8/15/15	625	633
Mobile Services, 9.75%, 8/1/14 (1)	525	532
Neff Rental, 11.25%, 6/15/12 (1)	675	724
Sunstate Equipment, 10.50%, 4/1/13 (1)	500	519
WCA Waste, 9.25%, 6/15/14 (1)	500	511
		13,972
Supermarkets 0.2%
Pathmark Stores, 8.75%, 2/1/12	775	742
		742
Transportation 0.4%
American Commercial Lines, 9.50%, 2/15/15	675	739
TFM, 9.375%, 5/1/12	450	478
		1,217
Utilities 8.5%
AES, 7.75%, 3/1/14	300	311
AES, 9.00%, 5/15/15 (1)	1,400	1,512
AES, 9.375%, 9/15/10	1,425	1,543
Allegheny Energy Supply, 7.80%, 3/15/11	225	237
Allegheny Energy Supply, 8.25%, 4/15/12 (1)(3)	285	307
ANR Pipeline, 8.875%, 3/15/10	425	444
CMS Energy, 9.875%, 10/15/07	2,250	2,343
Colorado Interstate Gas, 6.80%, 11/15/15	1,250	1,231
Dynegy-Roseton Danskammer, 7.27%, 11/8/10	575	571
Midwest Generation, 8.75%, 5/1/34	1,450	1,562
Mirant Americas Generation, 8.30%, 5/1/11	725	722
Mirant North America, 7.375%, 12/31/13	2,775	2,740
Mission Energy, 13.50%, 7/15/08	1,025	1,147
NRG Energy, 7.25%, 2/1/14	600	591
NRG Energy, 7.375%, 2/1/16	3,150	3,103
Orion Power, 12.00%, 5/1/10	975	1,102
Sierra Pacific Resources, 7.803%, 6/15/12	475	489
Sierra Pacific Resources, 8.625%, 3/15/14	1,600	1,728
Southern Natural Gas, 8.875%, 3/15/10	850	890
UtiliCorp, 7.75%, 6/15/11	525	549
Williams Companies, 8.125%, 3/15/12 (3)	2,825	2,981
		26,103
Wireless Communications 6.4%
Alamosa, 11.00%, 7/31/10	725	792
American Cellular, 10.00%, 8/1/11	125	131
American Tower, 7.125%, 10/15/12	400	408
American Tower, 7.25%, 12/1/11	175	180
American Tower, 7.50%, 5/1/12	150	153
Centennial Communications, 10.00%, 1/1/13	300	300
Centennial Communications, 10.125%, 6/15/13	950	1,002
Digicel, 9.25%, 9/1/12 (1)	925	961
Dobson Cellular, 9.875%, 11/1/12	675	722
Dobson Communications, 8.875%, 10/1/13	525	518
Horizon PCS, 11.375%, 7/15/12	325	367
IPCS, 11.50%, 5/1/12	650	731
Nextel Communications, 6.875%, 10/31/13	5,575	5,629
Nextel Communications, 7.375%, 8/1/15	400	413
Nextel Partners, 8.125%, 7/1/11	650	682
Rogers Wireless, 7.50%, 3/15/15	275	288
Rogers Wireless, 8.00%, 12/15/12	2,400	2,520
Rogers Wireless, 9.625%, 5/1/11	650	728
Rural Cellular, 9.875%, 2/1/10	525	543
Rural Cellular, 11.239%, 11/1/12 (2)	250	258
Syniverse Technologies, 7.75%, 8/15/13	650	632
U.S. Unwired, 10.00%, 6/15/12	400	442
Wind Acquisition, 10.75%, 12/1/15 (1)	1,075	1,168
		19,568
Total Corporate Bonds (Cost $264,191)		264,806
BANK DEBT 5.3%
Automotive 0.2%
Goodyear Tire & Rubber Company, 8.704%, 3/1/11 (2)(4)	500	505
		505
Cable Operators 1.0%
Charter Communications, 8.125%, 4/28/13 (2)(4)	1,500	1,504
Olympus Communications, 9.50%, 6/30/10 (2)(4)	1,500	1,440
		2,944
Consumer Products 0.3%
Eastman Kodak, 7.649%, 10/18/12 (2)(4)	994	993
		993
Container 0.2%
Covalence Specialty Materials, 8.625%, 8/16/13 (2)(4)	500	503
		503
Forest Products 0.7%
Koch Forest, 7.346%, 2/17/13 (2)(4)	995	996
Koch Forest, 8.30%, 2/17/14 (2)(4)	1,000	1,010
		2,006
Gaming 0.3%
Lakes Gaming, 11.687%, 6/21/10 (2)(4)	1,000	990
		990
Information Technology 0.3%
Infor Global Solutions, 9.15%, 7/28/12 (2)(4)	1,000	1,006
		1,006
Metals & Mining 0.8%
Euramax, 12.489%, 6/7/13 (2)(4)	2,500	2,500
		2,500
Other Telecommunications 0.2%
Qwest, 6.95%, 6/30/10 (2)(4)	750	745
		745
Services 0.7%
Education Management, 8.063%, 6/1/13 (2)(4)	500	503
IPC Acquisition, 12.52%, 8/15/12 (2)(4)	1,000	1,017
Vanguard Car Rental, 8.319%, 6/9/13 (2)(4)	500	500
		2,020
Utilities 0.6%
NRG Energy, 7.33%, 2/1/13 (2)(4)	1,995	2,004
		2,004
Total Bank Debt (Cost $16,050)		16,216
CONVERTIBLE BONDS 0.8%
Broadcasting 0.4%
Lamar Advertising, 2.875%, 12/31/10	900	1,056
Lin Television, 2.50%, 5/15/33	144	132
		1,188
Cable Operators 0.2%
Liberty Media, 4.00%, 11/15/29	1,225	797
		797
Information Technology 0.2%
Intel, 2.95%, 12/15/35	350	306
Juniper Networks, 0.00%, 6/15/08	300	299
		605
Total Convertible Bonds (Cost $2,550)		2,590
COMMON STOCKS 1.1%
Entertainment & Leisure 0.2%
Regal Entertainment, Class A	32	641
		641
Forest Products 0.0%
MDP Acquisitions, Warrants, 10/1/13 (1)(5)	-	3
		3
Gaming 0.1%
Lakes Entertainment (5)	36	350
Progressive Gaming International (5)	9	66
		416
Satellites 0.3%
Loral Space & Communications (5)	32	833
		833
Services 0.1%
Synagro Technologies	92	368
		368
Transportation 0.0%
TravelCenters of America, Warrants, 5/1/09 (5)	6	12
TravelCenters of America, Warrants, 5/1/09 (5)	2	3
		15
Utilities 0.2%
Williams Companies	17	426
		426
Wireless Communications 0.2%
Telus (Non-voting shares)	12	587
		587
Total Common Stocks (Cost $3,107)		3,289
PREFERRED STOCKS 0.3%
Broadcasting 0.2%
Spanish Broadcasting, 10.75%	1	586
		586
Satellites 0.1%
Loral Skynet, 12.00%	2	343
		343
Textiles & Apparel 0.0%
Anvil Holdings, 13.00% (4)(5)	18	55
		55
Total Preferred Stocks (Cost $1,344)		984
CONVERTIBLE PREFERRED STOCKS 1.0%
Automobiles 0.7%
Ford Motor, 6.5%	37	1,250
General Motors, Series B , 5.25%	53	1,010
		2,260
Utilities 0.3%
NRG Energy, 4.0%	1	789
		789
Total Convertible Preferred Stocks (Cost $2,890)		3,049
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Reserve Investment Fund, 5.37%, (6)(7)	7,583	7,583
Total Short-Term Investments (Cost $7,583)		7,583
Total Investments in Securities
97.5% of Net Assets (Cost $297,715)		$298,517

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$47,685 and represents 15.6% of net assets.
(2)	Variable Rate; rate shown is effective rate at period-end
(3)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(4)	Security contains restrictions as to public resale pursuant to the Securities Act of
1933 and related rules -- total value of such securities at period-end amounts to
$16,271 and represents 5.3% of net assets.
(5)	Non-income producing
(6)	Seven-day yield
(7)	Affiliated company - see Note 4
(8)	In default with respect to the payment of interest
EUR	Euro
PIK	Payment-in-kind

(4) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $16,271 and represents 5.3% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Anvil Holdings, 13.00%	9/23/02-5/20/03	$489
Charter Communications, 8.125%, 4/28/13	4/25/06	1,500
Covalence Specialty Materials, 8.625%, 8/16/13	2/8/06	500
Eastman Kodak, 7.649%, 10/18/12	10/14/05	998
Education Management, 8.063%, 6/1/13	5/23/06	50
Euramax, 12.489%, 6/7/13	6/28/05 - 1/27/06	2,464
Goodyear Tire & Rubber, 8.704%, 3/1/11	7/17 - 7/26/06	500
Infor Global Solutions, 9.15%, 7/28/12	7/25 - 7/26/06	1,000
IPC Acquisition, 12.52, 8/15/12	7/28/05	1,000
Koch Forest, 7.346%, 2/17/13	2/13/06	1,000
Koch Forest, 8.30%, 2/17/14	2/13/06	1,000
Lakes Gaming, 11.687%, 6/21/10	6/7/06	1,000
NRG Energy, 7.33%, 2/1/13	3/27/06	1,995
Olympus Communications, 9.50%, 6/30/10	5/21/03	1,337
Qwest, 6.95%, 6/30/10	6/5/03	738
Vanguard Car Rental, 8.319%, 6/9/13	6/8/06	500
Totals		$16,071

The fund has registration rights for certain restricted securities held as of August 31, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional High Yield Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $298,385,000. Net unrealized gain aggregated $132,000 at period-end, of which $4,982,000 related to appreciated investments and $4,850,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $167,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2006, and May 31, 2006, was $7,583,000 and $5,011,000, respectively.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND
Unaudited		August 31, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 20.2%
Automotive 0.8%
DaimlerChrysler, 6.50%, 11/15/13	140	144
DaimlerChrysler, VR, 5.918%, 8/3/09	40	40
Ford Motor Credit, 7.375%, 10/28/09	60	59
General Motors Acceptance Corporation, 5.625%, 5/15/09	70	68
		311
Banking 3.0%
Bank of America, 5.75%, 8/15/16	50	51
Bank of America Capital Trust, 5.625%, 3/8/35	130	119
Bank One, 5.25%, 1/30/13	120	119
BB&T Capital Trust, 6.75%, 6/7/36	65	69
Capital One Bank, 6.50%, 6/13/13	130	136
Citigroup, 5.00%, 9/15/14	70	68
Citigroup, 5.30%, 1/7/16	50	49
First Union, 6.40%, 4/1/08	70	71
HBOS, 6.00%, 11/1/33 (1)	150	151
Huntington National Bank, 4.375%, 1/15/10	30	29
JP Morgan Chase Capital XVIII, 6.95%, 8/17/36	25	26
MBNA America Bank, 4.625%, 8/3/09	100	99
Mizuho Capital Investment, 6.686%, 12/31/49 (1)	16	16
Northern Trust, 5.30%, 8/29/11	39	39
U.S. Bancorp, 4.50%, 7/29/10	65	63
Wachovia, 5.50%, 8/1/35	30	28
Wells Fargo, 4.875%, 1/12/11	50	49
		1,182
Beverages 0.3%
Anheuser-Busch, 4.375%, 1/15/13	75	71
Sabmiller, 6.20%, 7/1/11 (1)	60	62
		133
Broadcasting 0.1%
Viacom, 5.75%, 4/30/11 (1)	35	35
		35
Building & Real Estate 0.6%
Centex, 5.45%, 8/15/12	50	48
D.R. Horton, 5.625%, 9/15/14	50	47
KB Home, 6.25%, 6/15/15	35	32
Lennar, 5.60%, 5/31/15	70	66
Pulte Homes, 5.20%, 2/15/15	55	51
		244
Building Products 0.1%
LaFarge, 6.15%, 7/15/11	20	20
		20
Cable Operators 0.5%
AT&T Broadband, 8.375%, 3/15/13	80	91
Comcast, 4.95%, 6/15/16	40	37
Cox Communications, 7.125%, 10/1/12	60	63
		191
Computer Service & Software 0.3%
Cisco Systems, 5.25%, 2/22/11	50	50
Oracle, 5.00%, 1/15/11	60	59
		109
Conglomerates 0.7%
GE Capital, 6.00%, 6/15/12	155	160
Hutchison Whampoa International, 6.25%, 1/24/14 (1)	65	66
Tyco International, 6.375%, 10/15/11	40	42
United Technologies, 5.40%, 5/1/35	25	24
		292
Consumer Products 0.2%
Procter & Gamble, 4.95%, 8/15/14	100	97
		97
Container 0.1%
Sealed Air, 5.375%, 4/15/08 (1)	35	35
		35
Diversified Chemicals 0.1%
Dow Chemical, 6.125%, 2/1/11	40	41
		41
Drugs 0.2%
Amgen, 4.00%, 11/18/09	45	44
Genentech, 4.75%, 7/15/15	40	38
Teva Pharmaceutical Finance, 5.55%, 2/1/16	25	24
		106
Energy 0.1%
XTO Energy, 5.65%, 4/1/16	30	30
		30
Exploration & Production 0.6%
Diamond Offshore Drilling, 4.875%, 7/1/15	20	19
Diamond Offshore Drilling, 5.15%, 9/1/14	120	115
Encana Holdings Finance, 5.80%, 5/1/14	100	101
		235
Financial 0.9%
American General Finance, 5.40%, 12/1/15	55	54
CIT Group, 6.00%, 4/1/36	35	33
Countrywide Financial, 6.25%, 5/15/16	65	66
HSBC Finance, 5.00%, 6/30/15	130	125
International Lease Finance, 5.45%, 3/24/11	50	50
Residential Capital, 6.125%, 11/21/08	20	20
Residential Capital, VR, 7.337%, 4/17/09 (1)	15	15
		363
Food Processing 0.3%
Bunge Limited Finance, 4.375%, 12/15/08	65	63
McCormick, 5.20%, 12/15/15	45	44
WM Wrigley, 4.65%, 7/15/15	15	14
		121
Forest Products 0.2%
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	80	75
		75
Gaming 0.3%
GTECH Holdings, 4.50%, 12/1/09	50	49
Harrah's Operating, 5.50%, 7/1/10	65	64
		113
Gas & Gas Transmission 0.6%
Atmos Energy, 4.00%, 10/15/09	40	38
Boardwalk Pipelines, 5.50%, 2/1/17	10	10
Duke Capital, 6.25%, 2/15/13	45	46
Enterprise Products Operations, 4.95%, 6/1/10	20	19
Kinder Morgan Finance, 5.70%, 1/5/16	65	59
Valero Energy, 3.50%, 4/1/09	75	72
		244
Health Care 0.3%
Medtronic, 4.75%, 9/15/15	60	56
UnitedHealth Group, 5.25%, 3/15/11	40	40
Wellpoint, 5.00%, 1/15/11	30	30
		126
Insurance 1.1%
ACE INA Holdings, 5.875%, 6/15/14	40	40
Cincinnati Financial, 6.92%, 5/15/28	40	43
Genworth Financial, 5.75%, 6/15/14	150	152
Marsh & McLennan, 5.375%, 7/15/14	60	57
Nationwide Financial Services, 5.90%, 7/1/12	90	91
Torchmark, 6.375%, 6/15/16	40	41
Transamerica Capital, 7.65%, 12/1/26 (1)	15	17
		441
Investment Dealers 1.5%
Bear Stearns Companies, 5.50%, 8/15/11	50	50
Credit Suisse First Boston, 5.50%, 8/16/11	40	40
Goldman Sachs Capital I, 6.345%, 2/15/34	165	163
Jefferies Group, 6.25%, 1/15/36	40	38
Legg Mason, 6.75%, 7/2/08	15	15
Lehman Brothers Holdings, 3.50%, 8/7/08	80	78
Lehman Brothers Holdings, 4.80%, 3/13/14	100	96
Merrill Lynch, 6.05%, 5/16/16	100	103
Morgan Stanley, 6.25%, 8/9/26	20	20
		603
Manufacturing 0.2%
John Deere Capital, 7.00%, 3/15/12	100	108
		108
Media & Communications 0.3%
Time Warner Entertainment, 7.25%, 9/1/08	50	52
Time Warner Entertainment, 8.375%, 3/15/23	50	56
		108
Metals 0.1%
Alcoa, 6.00%, 1/15/12	40	41
		41
Metals & Mining 0.3%
BHP Finance, 4.80%, 4/15/13	90	87
Newmont Mining, 5.875%, 4/1/35	25	23
		110
Oil Field Services 0.3%
Baker Hughes, 6.875%, 1/15/29	40	45
Halliburton, 5.50%, 10/15/10	65	65
		110
Other Telecommunications 0.2%
Telus, 8.00%, 6/1/11	75	83
		83
Petroleum 1.2%
Amerada Hess, 7.875%, 10/1/29	70	82
ConocoPhillips, 5.90%, 10/15/32	35	35
Devon Financing, 6.875%, 9/30/11	85	90
Gazprom OAO, 8.625%, 4/28/34 (Tender 4/28/14)	70	87
Gazprom OAO, 9.625%, 3/1/13	60	71
Pemex Project Funding Master Trust, 5.75%, 12/15/15	60	59
Petro-Canada, 5.95%, 5/15/35	45	43
		467
Publishing 0.1%
Dun & Bradstreet, 5.50%, 3/15/11	25	25
		25
Railroads 0.1%
Canadian National Railway, 6.25%, 8/1/34	40	42
		42
Real Estate Investment Trust Securities 0.7%
Archstone-Smith Operating Trust, REIT, 5.25%, 5/1/15	45	44
Avalonbay Communities, REIT, 6.125%, 11/1/12	30	31
Federal Realty Investment Trust, REIT, 6.00%, 7/15/12	20	20
Reckson Operating, REIT, 6.00%, 3/31/16	30	30
Simon Property Group, REIT, 3.75%, 1/30/09	95	91
Weingarten Realty Investments, REIT, 4.857%, 1/15/14	75	71
		287
Restaurants 0.1%
Yum! Brands, 7.70%, 7/1/12	30	33
		33
Retail 0.2%
J.C. Penney, 7.375%, 8/15/08	25	26
J.C. Penney, 9.00%, 8/1/12	15	17
Wal-Mart Stores, 5.25%, 9/1/35	45	42
		85
Services 0.1%
Hertz, 8.875%, 1/1/14 (1)	50	52
		52
Specialty Retailers 0.1%
Home Depot, 5.40%, 3/1/16	50	49
		49
Supermarkets 0.2%
Kroger, 8.05%, 2/1/10	65	70
		70
Telephones 1.1%
AT&T, 5.10%, 9/15/14	40	38
AT&T, 5.30%, 11/15/10	30	30
AT&T, 6.45%, 6/15/34	70	69
Telecom Italia Capital, 5.25%, 11/15/13	55	52
Telecom Italia Capital, 7.20%, 7/18/36	35	37
Telefonos de Mexico, 5.50%, 1/27/15	120	116
Verizon Global Funding, 7.75%, 12/1/30	75	85
		427
Transportation Services 0.1%
ERAC USA Finance, 5.60%, 5/1/15 (1)	65	63
		63
Utilities 1.2%
Alabama Power, VR, 5.59%, 8/25/09	55	55
Appalachian Power, 6.375%, 4/1/36	25	25
Centerpoint Energy, 7.25%, 9/1/10	30	32
El Paso Electric, 6.00%, 5/15/35	50	48
Exelon Generation, 5.35%, 1/15/14	50	49
FirstEnergy, 6.45%, 11/15/11	55	57
Florida Power & Light, 6.20%, 6/1/36 (1)	20	21
MidAmerican Energy, 6.125%, 4/1/36 (1)	40	40
Pacific Gas & Electric, 4.80%, 3/1/14	35	33
Progress Energy, 5.625%, 1/15/16	60	59
Virginia Electric & Power, 6.00%, 1/15/36	45	44
Westar Energy, 5.10%, 7/15/20	15	14
		477
Wireless Communications 0.5%
America Movil, 6.375%, 3/1/35	35	33
AT&T Wireless, 7.875%, 3/1/11	40	44
Nextel Communications, 6.875%, 10/31/13	30	30
Nextel Communications, 7.375%, 8/1/15	30	31
Sprint Capital, 6.875%, 11/15/28	50	51
		189
Wireline Communications 0.2%
Telefonica Emisiones, 6.421%, 6/20/16	75	77
		77

Total Corporate Bonds (Cost $8,143)		8,050

ASSET-BACKED SECURITIES 5.4%
Asset-Backed Other 0.2%
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	67	68
		68
Auto-Backed 1.4%

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	60	60

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (1)	225	225

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	30	30

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	95	94

Onyx Acceptance Grantor Trust
Series 2003-A, Class A4
3.04%, 11/15/09	36	36

Triad Automobile Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	125	127

		572

Credit Card-Backed 0.8%

Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8, VR
5.46%, 8/15/14	225	226

Citibank Credit Card Master Trust I
Series 1999-2, Class A
5.875%, 3/10/11	75	76

		302

Equipment Lease Small 0.2%

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (1)	100	98

		98
Home Equity Loans-Backed 1.9%

Countrywide Asset-Backed Certification
Series 2005-10, Class AF6
4.915%, 9/25/35	150	145

Credit-Based Asset Servicing & Securitization
Series 2005-CB5, Class AF2, VR
4.831%, 8/25/35	140	138

Credit-Based Asset Servicing & Securitization
Series 2006-CB3, Class AV3, VR
5.494%, 3/25/36	140	140

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3, VR
5.474%, 6/25/36	50	50

New Century Home Equity Loan Trust
Series 2005-A, Class A6, VR
4.954%, 8/25/35	185	180

New Century Home Equity Loan Trust
Series 2005-A, Class M2, VR
5.344%, 8/25/35	25	25

Residential Asset Securities
Series 2006-KS3, Class A13, VR
5.494%, 4/25/36	75	75

		753

Stranded Asset 0.9%

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	325	348

		348

Total Asset-Backed Securities (Cost $2,155)		2,141
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.9%

Commercial Mortgage-Backed Securities 6.3%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	75	72

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A4, CMO
4.521%, 11/11/41	151	145

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	393	391

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	65	61

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	75	73

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	82	80

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO
5.712%, 9/11/38	75	77

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	72	70

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.40%, 7/15/44	100	99

Citigroup/Deutsche Bank Commerical Mortgage
Series 2005-C1, Class AJ, CMO, VR
5.40%, 7/15/44	75	74

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	78	76

Credit Suisse First Boston
Series 2005-C1, Class A2, CMO
4.609%, 2/15/38	150	147
GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	91	91

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	50	48

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	109	112

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	75	77

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	200	194

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	125	125

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	137	133

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	150	144

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	200	195

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	39	39

		2,523

Whole Loans-Backed 2.6%

Bank of America Mortgage Securities
Series 2005-A, Class 2A2, CMO, VR
4.462%, 2/25/35	200	197

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, VR
5.098%, 11/25/35	108	107
Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, VR
5.272%, 11/25/35	50	49
Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, VR
4.70%, 8/27/35	147	144
Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB
5.591%, 3/25/36	48	48
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1, VR
4.56%, 9/25/35	171	168
Washington Mutual Mortgage Securities
Series 2005-AR3, Class A2, CMO, VR
4.642%, 3/25/35	79	78
Wells Fargo Mortgage Backed Securities Trust
Series 2003-0, Class 5A1, CMO, VR
4.802%, 1/25/34	185	180
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.548%, 3/25/35	60	59
		1,030

Total Non-U.S. Government Mortgage-Backed Securities (Cost $3,600)		3,553

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 32.8%
U.S. Government Agency Obligations (2) 30.1%
Federal Home Loan Mortgage
4.50%, 9/1/35	121	113
5.00%, 8/1 - 11/1/35	388	372
5.50%, 3/1 - 12/1/18	284	285
6.00%, 4/1/13 - 8/1/21	731	740
6.50%, 3/1/32 - 5/1/35	530	539
Federal Home Loan Mortgage, ARM
4.562%, 9/1/35	169	163
4.715%, 8/1/35	213	207
4.842%, 11/1/34	55	54
5.061%, 11/1/35	44	43
5.079%, 3/1/36	146	143
5.428%, 1/1/36	23	23
Federal Home Loan Mortgage, CMO
5.00%, 8/15/21 - 11/15/27	534	524
5.50%, 8/15/16	118	118
6.00%, 6/15/35	100	102
6.50%, 8/15/30	174	179
Federal National Mortgage Assn.
4.50%, 4/1/19 - 7/1/35	1,101	1,051
5.00%, 12/1/20 - 8/1/35	944	916
5.50%, 1/1/17 - 6/1/36	2,725	2,686
6.00%, 3/1/33 - 9/1/34	1,113	1,119
6.50%, 7/1/32 - 9/1/36	503	512
Federal National Mortgage Assn., ARM
4.662%, 9/1/35	160	155
4.790%, 11/1/35	63	63
4.822%, 6/1/35	65	65
5.069%, 8/1/36	271	267
5.114%, 10/1/35	97	96
5.323%, 12/1/35	38	37
5.365%, 12/1/35	47	46
5.522%, 12/1/35	70	69
5.678%, 1/1/36	46	46
5.698%, 12/1/35	23	23
6.001%, 8/1/36	200	202
Federal National Mortgage Assn., CMO
4.00%, 5/25/16	253	246
5.50%, 5/25/27	112	112
Federal National Mortgage Assn., TBA
5.00%, 1/1/33	125	120
6.00%, 1/1/33	268	268
6.50%, 1/1/34	240	244
		11,948
U.S. Government Obligations 2.7%
Government National Mortgage Assn.
4.50%, 2/20/35	45	42
5.00%, 4/20/36	798	772
5.50%, 12/15/33	163	162
6.00%, 11/20/33	105	106
		1,082

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $13,144)		13,030
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 22.0%
U.S. Government Agency Obligations (2) 6.2%
Federal Home Loan Mortgage, 4.25%, 7/15/09	300	294
Federal Home Loan Mortgage, 5.125%, 2/27/09	85	85
Federal Home Loan Mortgage, 5.125%, 7/15/12	405	406
Federal Home Loan Mortgage, 5.75%, 5/23/11	90	90
Federal Home Loan Mortgage, 6.25%, 7/15/32	135	154
Federal National Mortgage Assn., 6.00%, 5/15/11	330	344
Federal National Mortgage Assn., 6.625%, 11/15/10	500	529
Federal National Mortgage Assn., 7.125%, 6/15/10	515	552
		2,454
U.S. Treasury Obligations 15.8%
U.S. Treasury Bonds, 4.50%, 2/15/36	25	24
U.S. Treasury Bonds, 5.375%, 2/15/31	175	186
U.S. Treasury Bonds, 6.125%, 8/15/29	425	494
U.S. Treasury Bonds, 6.25%, 8/15/23	275	315
U.S. Treasury Bonds, 6.25%, 5/15/30	125	148
U.S. Treasury Bonds, 8.50%, 2/15/20 (3)	435	587
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	156	153
U.S. Treasury Notes, 3.50%, 2/15/10	725	697
U.S. Treasury Notes, 3.625%, 6/30/07	430	425
U.S. Treasury Notes, 3.875%, 9/15/10	250	243
U.S. Treasury Notes, 3.875%, 2/15/13	295	281
U.S. Treasury Notes, 4.125%, 5/15/15	305	292
U.S. Treasury Notes, 4.25%, 11/15/14	740	716
U.S. Treasury Notes, 4.75%, 5/15/14	500	500
U.S. Treasury Notes, 5.00%, 8/15/11	375	381
U.S. Treasury Notes, 5.125%, 5/15/16	830	853
		6,295

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $8,817)		8,749

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES (EXCLUDING CANADIAN) 7.2%
Brazil Notas Do Tesouro Nacional, 9.586%, 8/15/10 (BRL)	125	83
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/14 (BRL)	900	340
Bundesobligation, 4.00%, 2/16/07 (EUR)	120	154
Government of Egypt, , 1/30/07 (EGP)	465	78
Government of Malaysia, 6.812%, 11/29/06 (MYR)	89	24
Government of Malaysia, 6.90%, 3/15/07 (MYR)	534	148
Government of Malaysia Treasury Bill, 1/12/07 (MYR)	534	143
Republic of Argentina, VR, 4.192%, 8/3/12	100	70
Republic of Poland, 5.00%, 10/24/13 (PLN)	2,450	770
Republic of South Africa, 6.50%, 6/2/14	75	78
Republic of Turkey, 14.00%, 1/19/11 (TRY)	236	145
Republic of Turkey, 20.00%, 10/17/07 (TRY)	370	253
United Mexican States, 6.375%, 1/16/13	70	73
United Mexican States, 9.00%, 12/22/11 (MXN)	5,050	483
Total Foreign Government Obligations & Municipalities
(Excluding Canadian) (Cost $2,870)		2,842
MUNICIPAL SECURITIES 0.2%
California 0.1%
California Public Works Board, 5.00%, 1/1/21	50	53
		53
New York 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	35	36
		36
Total Municipal Securities (Cost $86)		89
CONVERTIBLE BONDS 0.1%
Real Estate Investment Trust Securities 0.1%
EOP Operating LP, 4.00%, 7/15/26 (Tender 1/18/12) (1)	20	21
Total Convertible Bonds (Cost $20)		21
BOND MUTUAL FUNDS 1.9%
T. Rowe Price Institutional High Yield Fund, 7.74% (4)(5)	76	764
Total Bond Mutual Funds (Cost $807)		764
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Reserve Investment Fund, 5.37% (5)(6)	1,444	1,444
Total Short-Term Investments (Cost $1,444)		1,444
Total Investments in Securities
102.3% of Net Assets (Cost $41,086)		$40,683

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,015 and represents 2.6 % of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2006.
(4)	SEC Yield
(5)	Affiliated company - see Note 4
(6)	Seven-day yield
ARM	Adjustable Rate Mortgage
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
EGP	Egyptian Pound
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
TBA	To Be Announced purchase commitment; TBAs totaled $632 (1.6% of net assets)
at period end; see Note 2.
TRY	Turkish Lira
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end

Open Forward Currency Exchange Contracts at August 31, 2006 were as follows:
Amounts in (000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
JPM Chase	9/1/06	MYR	2,260	USD	610	$4
JPM Chase	9/1/06	USD	605	MYR	2,260	(9)
JPM Chase	9/6/06	JPY	33,000	USD	298	(17)
JPM Chase	9/11/06	USD	395	TRY	581	-
State Street Bank	9/15/06	USD	151	MXN	1,640	1
State Street Bank	9/21/06	USD	166	MXN	1,800	2
JPM Chase	9/25/06	JPY	35,700	USD	310	(4)
Morgan Stanley	9/27/06	MYR	2,375	USD	652	(6)
Morgan Stanley	9/27/06	USD	670	MYR	2,375	24
CS First Boston	9/28/06	USD	192	BRL	430	(8)
State Street Bank	9/29/06	USD	145	MXN	1,580	-
Morgan Stanley	10/2/06	USD	331	PLN	1,020	-
CS First Boston	11/6/06	INR	14,500	USD	321	(9)
CS First Boston	11/6/06	USD	314	INR	14,500	2
ABN Amro	11/24/06	USD	483	PLN	1,460	8
Morgan Stanley	11/30/06	MYR	1,200	USD	332	(5)
JPM Chase	12/6/06	BRL	200	USD	86	6
JPM Chase	12/6/06	USD	86	BRL	200	(6)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(17)

Open Futures Contracts at August 31, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 1 U.S. Treasury five year contract
$6 par of 8.50% U.S. Treasury Bonds
pledged as initial margin	12/06	$105	$-
Short, 2 U.S. Treasury Bonds
$9 par of 8.50% U.S. Treasury Bonds
pledged as initial margin	12/06	$(222)	$(1)
Net payments (receipts) of variation
margin to date			-
Variation margin receivable (payable)
on open futures contracts			$(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Core Plus Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Core Plus Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize total return through income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $41,086,000. Net unrealized loss aggregated $421,000 at period-end, of which $217,000 related to appreciated investments and $638,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $25,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2006, and May 31, 2006, was $1,444,000 and $1,276,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Institutional Core Plus does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended August 31, 2006, purchases and sales of the High Yield Fund were $114,000 and $0, respectively. Investment income during the period was $14,000. At August 31, 2006, and May 31, 2006, the value of shares of High Yield Fund held were $764,000 and $653,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 23, 2006